                     U.S. SECURITIES AND EXCHANGE COMMISSION

                            Washington, D.C.  20549

                                   FORM 24F-2

                        ANNUAL NOTICE OF SECURITIES SOLD

                             PURSUANT TO RULE 24f-2

               Read instructions at end of Form before preparing Form.

                             Please print or type.

 1.  Name and address of issuer:

      Transamerica Funds

      4600 S. Syracuse Street, Suite 1100

      Denver, CO 80237

 2.  The name of each series or class of securities for which this Form is filed

     (If the Form is being filed for all series and classes of securities

     of the issuer, check the box but do not list series or classes):     [x]

 3.  Investment Company Act File Number:  811-04556

     Securities Act File Number:  33-02659

 4(a).  Last day of fiscal year for which this notice is filed: 10/31/2014

 4(b).  [] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer s  fiscal year).

             (See Instruction A.2)

        Note:  If the Form is being filed late, interest must be paid on the registration fee due.

4(c). [] Check box if this is the last time the issuer will be filing this Form.

        Persons who respond t the collection of information contained in this from are not required to respond unless the form displays a currently valid OMB control number.

SEC 2393 (6-02)

 5.  Calculation of registration fee:

   (i)   Aggregate sale price of securities sold during

         the fiscal year pursuant to section 24(f):         $ 15,838,145,762

   (ii)  Aggregate price of securities redeemed or

         repurchased during the fiscal year:       $ 13,193,010,740

   (iii) Aggregate price of securities redeemed or

         repurchased during any prior fiscal year ending

         no earlier than October 11, 1995 that were not

         previously used to reduce registration fees

         payable to the Commission:                 $ 0

   (iv)  Total available redemption credits

         [add Items 5(ii) and 5(iii)]:                    - $ 13,193,010,740

   (v)   Net sales - if Item 5(i) is greater than Item 5(iv)

         [subtract Item 5(iv) from Item 5(i)]:                $ 2,645,135,022

   (vi)  Redemption credits available for use in future years

         - if Item 5(i) is less than Item 5(iv)

         [subtract Item 5(iv) from Item 5(i)]:               $ 0

   (vii) Multiplier for determining registration fee

         (See Instruction C.9):                                  X 0.0001162

   (viii) Registration fee due [multiply

          Item 5(v) by Item 5(vii)]

          (enter "0" if no fee is due):                    = $ 307,364.69

 6.  Prepaid Shares

     If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0

     If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal years, then state that number here: 0

 7.  Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):  +  $ 0

 8.  Total of the amount of the registration fee due plus any interest due [line

     5(viii) plus line 7]:  $ 307,364.69

 9.  Date the registration fee and any interest payment was sent to the

     Commission's lockbox depository: 1/29/2015

           Method of Delivery:

                       [x]   Wire Transfer

                       []   Mail or other means

                                  SIGNATURES

   This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

     By (Signature and Title)*

               /s/   Vincent J. Toner

                   -------------------------------------------------------------

                     Vice President and Treasurer

                   -------------------------------------------------------------

     Date: 1/29/2015

           -----------------

          * Please print the name and title of the signing officer below the signature.